Cover	Dec. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-245695
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Entity Tax Identification Number	37-1644635
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	DecisionPoint Systems
Entity Address, Address Line Two	Inc.
Entity Address, Address Line Three	8697 Research Drive
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	465-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false